                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: _9/30/2010_________

Check here if Amendment: ||; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:

Address:



Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:
Title:
Phone:


Signature, Place, and Date of Signing:

Gina DiMento			Boston, MA			11/15/10
---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _______________________________________
[Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      ______0_______

Form 13F Information Table Entry Total: ______73_______

Form 13F Information Table Value Total: $___2,188,259_________
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

_______   ___________________________   ________________________________

[Repeat as necessary.]

                                             FORM 13F INFORMATION TABLE

As of September 30, 2010           Name of Reporting manager: PAR CAPITAL MANAGEMENT, INC.
------------------------------------------------------------------------------------------
            ITEM 1:             ITEM 2:   ITEM 3:       ITEM 4:            ITEM 5:
                                                                         SHARES OF
                                TITLE     CUSIP         FAIR        PRINCIPAL   SHR/PRN/
        NAME OF ISSUER         OF CLASS  NUMBER     MARKET VALUE      AMOUNT    PUT/CALL
AirTran Holdings                Common  00949P108    36,750,000.00  5,000,000     SHR
Apple Computer Inc.             Common  037833100    15,038,750.00    53,000      SHR
Allscripts Healthcare Solution  Common  01988P108       184,700.00    10,000      SHR
Atlas Air Worldwide Holdings    Common  049164205    17,503,041.90   347,973      SHR
American Commercial Lines       Common  025195405     7,228,336.08   259,266      SHR
Allegiant Travel  Co            Common  01748X102    21,696,025.12   512,666      SHR
AMR Corp                        Common  001765106    30,277,253.16  4,828,908     SHR
ARM Holdings PLC-Spons ADR      Common  042068106    32,126,293.64  1,712,489     SHR
Ameristar Casinos, Inc.         Common  03070Q101    72,842,198.10  4,174,338     SHR
Asia Pacific Wire & Cable       Common  G0535E106       419,146.00    85,540      SHR
Avis Budget Group Inc           Common  053774105    34,429,373.15  2,955,311     SHR
BGC Partners Cl A               ClassA  05541T101    26,693,923.68  4,471,344     SHR
Blockbuster - Cl A              ClassA  093679108       101,500.00  1,450,000     SHR
Boyd Gaming                     Common  103304101    19,651,125.00  2,710,500     SHR
Bally Technologies              Common  05874B107    73,520,820.00  2,103,600     SHR
Continental Airlines Inc.       ClassB  210795308   157,840,240.68  6,354,277     SHR
Celadon Group Inc               Common  150838100       258,992.74    18,754      SHR
Churchill Downs                 Common  171484108    22,278,778.32   623,706      SHR
Dollar Thrifty Automotive GP    Common  256743105   109,896,852.00  2,191,800     SHR
Euronet Worldwide Inc.          Common  298736109     2,225,614.86   123,714      SHR
El Paso Corp                    Common  28336L109     2,661,700.00   215,000      SHR
Expedia Inc                     ClassA  302125109   129,434,550.00  4,585,000     SHR
FBR Capital Markets Corp        Common  30247C301     1,141,481.06   363,529      SHR
Full House Resorts Inc          Common  359678109     4,123,086.90  1,313,085     SHR
First Marblehead Corp           Common  320771108     1,404,000.00   600,000      SHR
Gastar Exploration Ltd          Common  367299203     2,744,618.82   682,741      SHR
Genesee & Wyoming Inc           ClassA  371559105     7,215,062.76   166,284      SHR
Genoptix Inc                    Common  37243V100     6,084,700.00   428,500      SHR
Hawaiian Holdings Inc           Common  419879101     1,647,250.00   275,000      SHR
Hittite Microwave Corp          Common  43365Y104     8,550,363.65   179,441      SHR
Hertz Global Holdings           Common  42805T105    12,892,266.00  1,217,400     SHR
Hughes Telematics Inc           Common  444486104     2,400,000.00  2,000,000     SHR
Majesco Entertainment Co        Common  560690208       264,000.00   400,000      SHR
MarineMax Inc                   Common  567908108     2,816,000.00   400,000      SHR
Intercontinental Hotels ADR     Common  45857P301     5,591,377.74   311,671      SHR
Isle of Capri Casinos           Common  464592104    11,599,966.12  1,620,107     SHR
JetBlue Airways Corp            Common  477143101    23,228,395.83  3,472,107     SHR
Knight Trading Group Inc        ClassA  499005106     4,182,864.00   337,600      SHR
Kansas City Southern            Common  485170302    14,344,789.68   383,448      SHR
Lakes Entertainment Inc         Common  51206P109     3,567,697.24  2,097,905     SHR
Lodgenet Entertainment Corp     Common  540211109     7,980,000.00  2,850,000     SHR
Medcath Corporation             Common  58404W109     8,754,958.70   869,410      SHR
Multimedia Games Inc.           Common  625453105     5,550,000.00  1,500,000     SHR
MTR Gaming Group Inc            Common  553769100     2,371,835.19  1,371,003     SHR
Mosys Inc.                      Common  619718109     2,532,720.00   519,000      SHR
Melco Crown Entertainment ADR   Common  585464100    12,168,000.00  2,400,000     SHR
Marten Transport LTD            Common  573075108     9,133,151.80   394,010      SHR
Nasdaq Stock Market Inc         Common  631103108     1,457,250.00    75,000      SHR
Nintendo Co Ltd-ADR             Common  654445303     2,655,120.00    85,100      SHR
Ohio Art Co                     Common  677143109       123,525.00    40,500      SHR
Oracle Corp                     Common  68389X105    14,821,200.00   552,000      SHR
Orbitz Worldwide Inc            Common  68557K109   155,012,092.20  24,605,094    SHR
Priceline.com                   Common  741503403   292,957,771.74   841,011      SHR
Pure Cycle Corp                 Common  746228303    11,202,438.80  4,000,871     SHR
Penn National Gaming            Common  707569109    57,700,918.17  1,948,697     SHR
Petrohawk Energy Corp           Common  716495106     3,470,100.00   215,000      SHR
Pharmerica Corp                 Common  71714F104     2,859,000.00   300,000      SHR
Pinnacle Entmt Inc.             Common  723456109    29,158,788.70  2,615,138     SHR
Pozen Inc                       Common  73941U102    16,763,443.44  2,367,718     SHR
Realnetworks Inc.               Common  75605L104     7,082,222.86  2,172,461     SHR
Southwest Airlines              Common  844741108   177,163,850.00  13,555,000    SHR
Sunpower Corporation            ClassB  867652307        87,276.42    6,297       SHR
Tivo Inc                        Common  888706108     2,265,000.00   250,000      SHR
Terra Nova Financial Grp        Common  88102L204     1,162,880.00  1,264,000     SHR
UAL Corporation                 Common  902549807   197,324,400.00  8,340,000     SHR
UAL Corporation - Call Option    Call   902549907       370,788.00    5,618       SHR
Universal Display Corp          Common  91347P105     3,936,955.00   167,530      SHR
Universal Health Services       ClassB  913903100     7,772,000.00   200,000      SHR
UnitedHealth Group Inc          Common  91324P102   207,149,000.00  5,900,000     SHR
United Rentals Inc.             Common  911363109     8,832,871.88   595,207      SHR
Universal Travel Group          Common  91388Q202     4,395,600.00   990,000      SHR
UTI Worldwide Inc               Common  002676368     3,701,616.00   230,200      SHR
Vaalco Energy Inc.              Common  91851C201     2,922,945.76   509,224      SHR
Webzen Inc Spons ADR            Common  94846M102       562,629.90   267,919      SHR
           Total Long Equities                    2,188,259,483.79


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
                                                                           (SEC USE ONLY)

As of September 30, 2010       Name of Reporting manager: PAR CAPITAL MANAGEMENT, INC.
----------------------------------------------------------------------------------------------
           ITEM 1:                     ITEM 6:            ITEM 7:             ITEM 8:
                                INVESTMENT DISCRETION                VOTING AUTHORITY (SHARES)
        NAME OF ISSUER         (A)  (B) SHARED-   (C)     MANAGERS       (A)       (B)    (C)
                               SOLE AS DEFINED  SHARED- SEE INSTR. V    SOLE     SHARED  NONE
                                    IN INSTR. V  OTHER
AirTran Holdings                X                                      5,000,000
Apple Computer Inc.             X                                         53,000
Allscripts Healthcare Solution  X                                         10,000
Atlas Air Worldwide Holdings    X                                        347,973
American Commercial Lines       X                                        259,266
Allegiant Travel  Co            X                                        512,666
AMR Corp                        X                                      4,828,908
ARM Holdings PLC-Spons ADR      X                                      1,712,489
Ameristar Casinos, Inc.         X                                      4,174,338
Asia Pacific Wire & Cable       X                                         85,540
Avis Budget Group Inc           X                                      2,955,311
BGC Partners Cl A               X                                      4,471,344
Blockbuster - Cl A              X                                      1,450,000
Boyd Gaming                     X                                      2,710,500
Bally Technologies              X                                      2,103,600
Continental Airlines Inc.       X                                      6,354,277
Celadon Group Inc               X                                         18,754
Churchill Downs                 X                                        623,706
Dollar Thrifty Automotive GP    X                                      2,191,800
Euronet Worldwide Inc.          X                                        123,714
El Paso Corp                    X                                        215,000
Expedia Inc                     X                                      4,585,000
FBR Capital Markets Corp        X                                        363,529
Full House Resorts Inc          X                                      1,313,085
First Marblehead Corp           X                                        600,000
Gastar Exploration Ltd          X                                        682,741
Genesee & Wyoming Inc           X                                        166,284
Genoptix Inc                    X                                        428,500
Hawaiian Holdings Inc           X                                        275,000
Hittite Microwave Corp          X                                        179,441
Hertz Global Holdings           X                                      1,217,400
Hughes Telematics Inc           X                                      2,000,000
Majesco Entertainment Co        X                                        400,000
MarineMax Inc                   X                                        400,000
Intercontinental Hotels ADR     X                                        311,671
Isle of Capri Casinos           X                                      1,620,107
JetBlue Airways Corp            X                                      3,472,107
Knight Trading Group Inc        X                                        337,600
Kansas City Southern            X                                        383,448
Lakes Entertainment Inc         X                                      2,097,905
Lodgenet Entertainment Corp     X                                      2,850,000
Medcath Corporation             X                                        869,410
Multimedia Games Inc.           X                                      1,500,000
MTR Gaming Group Inc            X                                        1371003
Mosys Inc.                      X                                        519,000
Melco Crown Entertainment ADR   X                                      2,400,000
Marten Transport LTD            X                                        394,010
Nasdaq Stock Market Inc         X                                         75,000
Nintendo Co Ltd-ADR             X                                         85,100
Ohio Art Co                     X                                         40,500
Oracle Corp                     X                                        552,000
Orbitz Worldwide Inc            X                                     24,605,094
Priceline.com                   X                                        841,011
Pure Cycle Corp                 X                                      4,000,871
Penn National Gaming            X                                      1,948,697
Petrohawk Energy Corp           X                                        215,000
Pharmerica Corp                 X                                        300,000
Pinnacle Entmt Inc.             X                                      2,615,138
Pozen Inc                       X                                      2,367,718
Realnetworks Inc.               X                                      2,172,461
Southwest Airlines              X                                     13,555,000
Sunpower Corporation            X                                          6,297
Tivo Inc                        X                                        250,000
Terra Nova Financial Grp        X                                      1,264,000
UAL Corporation                 X                                      8,340,000
UAL Corporation - Call Option   X                                          5,618
Universal Display Corp          X                                        167,530
Universal Health Services       X                                        200,000
UnitedHealth Group Inc          X                                      5,900,000
United Rentals Inc.             X                                        595,207
Universal Travel Group          X                                        990,000
UTI Worldwide Inc               X                                        230,200
Vaalco Energy Inc.              X                                        509,224
Webzen Inc Spons ADR            X                                        267,919
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